August 10, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                             ING Investors Trust (on behalf of ING Multi-Manager International Small Cap Portfolio) File Nos.  033-23512; 811-05629

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and proxy ballot for a Special Meeting of Shareholders (the “Meeting”) of ING Multi-Manager International Small Cap Portfolio (the “Portfolio”).  At the Meeting, shareholders of the Portfolio will be asked to approve the liquidation and dissolution of the Portfolio.

Should you have any questions, please contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe

Counsel

ING U.S. Legal Services

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